T. ROWE PRICE Tax-Free High Yield Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 39
United Airlines Holdings (1) — 30
Total Common Stocks (Cost $32) 69
MUNICIPAL SECURITIES 100.1%
ALABAMA  1.8%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,898
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  2,210 2,406
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,259
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34) (2) 7,000 7,617
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (1)(3) 2,925 1,638
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/43 (1)(3) 2,265 1,268
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.875%, 1/1/43 (1)(3) 1,585 888
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 7.50%, 1/1/47 (1)(3) 2,835 1,588
Jefferson County, Sewer Revenue, 5.50%, 10/1/53  2,625 2,895
Mobile County IDA, AM/NS Calvert LLC Project, Series A,
5.00%, 6/1/54 (4) 3,675 3,740
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,251
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (5) 17,450 17,837
63,285
ARIZONA  1.6%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 4.08%, 1/1/37  2,180 2,128
Arizona IDA, Series A, 4.50%, 7/15/29 (5) 1,500 1,457
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (5) 730 675
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (5) 1,265 1,089
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39  1,050 1,063

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49  930 932
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (5) 5,445 5,207
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (5) 2,375 2,408
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (5) 3,970 3,980
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47 (4)(5) 6,150 5,569
Maricopa County, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,575 2,575
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/44  790 806
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/49  475 481
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,675 1,688
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (5) 2,380 2,169
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (5) 2,530 2,144
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57 (5) 2,865 2,379
Salt Verde Financial, 5.00%, 12/1/37  12,970 14,341
Sierra Vista IDA, 5.00%, 6/15/54 (5) 750 752
Sierra Vista IDA, 5.00%, 6/15/64 (5) 3,875 3,848
Tempe IDA, Friendship Village of Tempe Project, Series A,
4.00%, 12/1/46  1,980 1,748
57,439
ARKANSAS  1.1%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (4)(5) 11,560 11,571
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (4)(5) 3,955 3,969
Arkansas DFA, Green Bond, 5.45%, 9/1/52 (4) 5,985 6,252
Arkansas DFA, Green Bond, 7.375%, 7/1/48 (4)(5) 5,000 5,589
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (4)(5) 5,000 5,526
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (4) 7,875 7,908
40,815
CALIFORNIA  6.7%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,380
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,525 5,032

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series G, VRDN, 5.25%, 11/1/54 (Tender
4/1/30)  2,285 2,464
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (5) 19,325 13,123
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (5) 7,980 6,454
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (5) 2,300 1,717
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (5) 13,240 11,050
California Community Housing Agency, Verdant at Green Valley
Project, 5.00%, 8/1/49 (5) 11,600 11,122
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,602 2,691
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,790 1,934
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/57  1,545 1,643
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (5) 2,750 2,757
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (5) 1,515 1,489
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57 (5) 1,650 1,596
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (4) 4,605 4,382
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (4) 9,210 9,369
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 5,012
California Municipal Fin. Auth., UCR North Dist. Phase 1,
5.00%, 5/15/49  2,375 2,459
California Municipal Fin. Auth., UCR North Dist. Phase 1,
5.00%, 5/15/52  1,980 2,045
California Municipal Fin. Auth., West Village, 5.00%, 5/15/36  2,105 2,214
California PFA, Enso Village Project, 2.375%, 11/15/28 (5) 540 532
California PFA, Enso Village Project, 5.00%, 11/15/46 (5) 595 579
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (5) 1,650 1,388
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (5) 1,500 1,162
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (5) 250 184
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 206
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 221
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 236

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 186
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,234
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 720
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 869
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,501
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 956
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,690
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,970 5,144
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,291
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (5) 2,375 2,428
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (5) 3,165 3,199
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (5) 8,120 8,203
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (5) 14,720 15,262
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,260 1,232
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,895 1,754
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 409
California Statewide Fin. Auth., Tobacco Industry, Series A,
6.00%, 5/1/43  1,190 1,216
CMFA Special Fin. Agency VII, Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (5) 6,165 5,393
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (5) 2,530 2,138
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (5) 2,835 2,491
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (5) 7,880 6,478
CSCDA Community Improvement Auth., Jefferson Anaheim
Social Bonds, 3.125%, 8/1/56 (5) 2,200 1,679
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (5) 1,750 1,420
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (5) 6,207 4,934
CSCDA Community Improvement Auth., Monterey Station
Apartment Social Bonds, 3.125%, 7/1/56 (5) 5,105 3,566
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (5) 8,485 6,708
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (5) 2,975 2,712

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (5) 1,910 1,876
CSCDA Community Improvement Auth., Social Bonds,
Series A-2, 3.00%, 2/1/57 (5) 2,500 1,817
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,595
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  98,225 10,983
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  20,000 9,222
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 236
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 321
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
TSFR + 0.72%, 3.973%, 7/1/27  3,015 3,016
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  2,600 2,454
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50 (5) 850 928
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53 (5) 1,290 1,405
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (6) 1,560 1,753
237,860
COLORADO  4.0%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  8,340 7,633
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,903
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO,
5.00%, 12/1/47 (Prerefunded 12/1/24) (7) 1,225 1,237
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  961 963
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,262
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%,
12/1/37  1,150 1,162
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%,
12/1/47  4,000 4,040
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%,
12/1/47  2,000 2,020
CCP Metropolitan Dist. No. 3, GO, 5.00%, 12/1/53  1,190 1,208
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (5) 3,500 3,429
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (8) 2,650 3,001
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.75%, 4/1/59 (5) 1,070 1,113
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.80%, 4/1/54 (5) 1,200 1,257
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 483

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 587
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 1,094
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,567
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (5) 1,145 827
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (5) 2,350 1,584
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (5) 3,285 2,212
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  4,000 4,000
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  11,325 11,326
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,369
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 501
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,604
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,187 1,221
Green Valley Ranch East Metropolitan Dist. No. 6, Series A,
GO, 5.875%, 12/1/50  2,200 2,226
Mineral Business Improvement Dist., Series A, GO, 5.75%,
12/1/54 (5) 1,750 1,793
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  3,952 3,953
Palisade Metropolitan Dist. No. 2, Series B, STEP, 0.00%,
12/15/54 (5) 2,800 2,566
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (5) 500 449
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (5) 5,270 4,699
Public Auth. for Colorado Energy, 6.25%, 11/15/28  3,980 4,208
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 11,298
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (5) 5,690 3,920
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 6,103
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,861
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 809
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,448 1,411
St. Vrain Lakes Metropolitan Dist. No. 2, Series B, GO, 6.375%,
11/15/54  2,000 2,043
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 993
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  785 786
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 980
Sterling Ranch Community Auth. Board, Series A, 6.50%,
12/1/54  1,000 1,052
Sterling Ranch Community Auth. Board, Series B, 8.75%,
12/15/54  1,670 1,715

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Univ. of Colorado Hosp. Auth., VRDN, 3.15%, 11/15/39  15,000 15,000
140,468
CONNECTICUT  1.5%
Connecticut Housing Fin. Auth., Series D-1, 4.85%, 11/15/59  5,015 5,162
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (5) 1,060 1,055
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (5) 1,260 1,220
Connecticut State HEFA, Goodwin Univ., Series A-1, 5.375%,
7/1/54  3,900 3,957
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  2,870 2,329
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,320
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  2,000 2,021
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,280 3,311
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,055 2,073
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,435 1,447
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,115 8,119
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  5,125 5,145
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,861
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (1)(3)(9) 23,166 5,328
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/41 (5) 550 513
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/51 (5) 2,715 2,328
53,189
DELAWARE  1.0%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 202
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,068
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,422
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 818
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 5,028
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 2,073
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,465
Delaware State Economic Dev. Auth., 4.00%, 6/1/52  1,260 1,058
Delaware State Economic Dev. Auth., 4.00%, 6/1/57  1,220 998
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 211
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 905

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,349
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,455
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,919
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  7,285 7,352
34,323
DISTRICT OF COLUMBIA  2.2%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  58,985 15,094
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 4,087
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,401
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,550
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,295
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,320
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 4,077
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 9,385
District of Columbia, Methodist Home of D.C., Series A,
5.125%, 1/1/35  1,240 1,147
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  805 726
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/31 (5) 900 806
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/46 (5) 2,810 2,178
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/41 (5) 1,600 979
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/49 (5) 3,450 2,063
Metropolitan Washington Airports Auth., Airport System
Revenue & Refunding Bond, Series A, 5.00%, 10/1/46 (4) 3,000 3,147
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 12,198
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (8) 10,135 6,284
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,552

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 864
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 2,040
78,193
FLORIDA  5.4%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (1) 190 124
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49 (1) 7,480 4,862
Avenir Community Dev. Dist., 5.375%, 5/1/43  1,855 1,903
Avenir Community Dev. Dist., 5.625%, 5/1/54  890 918
Babcock Ranch Community Independent Special Dist., 5.25%,
5/1/55 (5) 1,750 1,766
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  6,745 6,746
Broward County Port Fac. Revenue, Senior Bond, Series B,
4.00%, 9/1/49 (4) 10,000 9,538
Capital Projects Fin. Auth., 5.00%, 6/15/54 (5) 575 576
Capital Projects Fin. Auth., 5.00%, 6/15/64 (5) 1,890 1,868
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  875 925
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  250 266
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  1,015 1,078
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/33  900 949
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/34  975 1,024
Capital Trust Agency, 4.00%, 6/15/41 (5) 3,300 2,882
Capital Trust Agency, 4.00%, 6/15/51 (5) 2,735 2,164
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58 (5) 7,220 7,287
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.625%, 6/15/44 (5) 410 430
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.00%, 6/15/54 (5) 655 690
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.125%, 6/15/60 (5) 800 844
Capital Trust Auth., Mason Classical Academy Project,
Series A, 5.00%, 6/1/64 (5) 2,550 2,561
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  565 531
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,055 896
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  2,310 1,928

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  755 755
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32  755 768
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  295 295
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  200 200
East Nassau Stewardship Dist., BAN, 5.25%, 5/1/29 (2) 4,200 4,211
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,985 6,227
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (4)(5) 2,450 2,477
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,559
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,463
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32 (4) 5,130 4,693
Florida Dev. Fin., Waste Pro USA, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (4)(5) 8,900 9,132
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (5) 2,495 2,391
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (5) 9,850 9,234
Golden Gem Community Dev. Dist., 6.00%, 5/1/55  4,000 4,108
Hammock Oaks Community Dev. Dist., Assessment Area Two,
5.85%, 5/1/44  875 899
Hammock Oaks Community Dev. Dist., Assessment Area Two,
6.15%, 5/1/54  1,000 1,030
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  4,880 5,535
Hobe-St. Lucie Conservancy Dist., 5.875%, 5/1/55  2,700 2,805
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (5) 9,095 8,351
Lakes of Sarasota Community Dev. Dist., Series A, 5.60%,
5/1/55  695 701
Lakes of Sarasota Community Dev. Dist., Series B, 5.25%,
5/1/34  1,100 1,111
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (5) 225 235
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (5) 240 248
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37  2,875 2,936
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  3,635 3,703
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,155 1,168
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,325 2,335

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 817
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,402
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Three Project, Series AA3, 6.05%, 5/1/54  1,375 1,412
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Two Project, Series AA2, 6.00%, 5/1/54  555 566
Malabar Springs Community Dev. Dist., Assessment Area One,
5.20%, 5/1/44  1,000 1,003
Marion Ranch Community Dev. Dist., 5.70%, 5/1/44  795 815
Marion Ranch Community Dev. Dist., 5.95%, 5/1/54  1,375 1,408
Miami-Dade County EFA, Series B, 5.25%, 4/1/45 (2) 10,000 11,185
North AR-1 Pasco Community Dev. Dist., Assessment Area
Five, Series A, 6.00%, 5/1/54  2,000 2,058
Orange County HFA, 4.00%, 10/1/52  4,605 4,508
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,000 2,609
Parrish Lakes Community Dev. Dist., Assessment Area Three,
5.80%, 5/1/54  1,640 1,657
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 4.75%, 5/1/31  100 102
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.625%, 5/1/44  245 254
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.875%, 5/1/54  375 390
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 4.875%, 5/1/31  365 371
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 5.80%, 5/1/44  700 730
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 6.05%, 5/1/54  1,250 1,306
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37  1,095 1,109
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42  1,035 1,042
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47  2,535 2,539
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52  5,360 5,341
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 2,192
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,225 2,799
Seminole Palms Community Dev. Dist., 5.50%, 5/1/55 (5) 1,550 1,553
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 675
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,522

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Village Community Dev. Dist. No. 15, 4.20%, 5/1/39 (5) 500 502
Village Community Dev. Dist. No. 15, 4.80%, 5/1/55 (5) 3,000 3,024
Westside Haines City Community Dev. Dist., Assessment Area
Two Project, 6.00%, 5/1/54  1,640 1,689
189,906
GEORGIA  3.3%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42 (4) 6,650 7,336
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(3) 2,850 1,282
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(3) 13,765 6,194
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (1)(3) 8,525 3,836
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (5) 13,542 11,666
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (5) 620 612
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (5)(10) 1,625 1,523
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (5)(10) 3,360 3,109
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (5)(10) 4,250 3,874
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,927
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (5) 2,375 2,209
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (5) 6,730 5,764
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (5) 2,730 2,714
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (5) 2,180 2,126
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 2,029
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (5) 1,220 1,159
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,203
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,250 3,959
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (5) 2,645 2,683

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (5) 13,030 12,793
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (5) 160 162
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (5) 1,215 1,257
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (5) 1,980 2,031
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (5) 1,215 1,246
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  2,810 2,991
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  2,600 2,825
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  2,725 2,920
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,208
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (5) 2,120 2,147
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (5) 2,210 2,233
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (5) 8,705 8,627
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  6,000 6,167
118,812
GUAM  0.2%
Guam Power Auth., Series A, 5.00%, 10/1/42  4,050 4,318
Guam Power Auth., Series A, 5.00%, 10/1/43  1,930 2,053
Guam Power Auth., Series A, 5.00%, 10/1/44  1,695 1,796
8,167
IDAHO  0.6%
Power County IDC, FMC Project, 6.45%, 8/1/32 (4) 3,620 3,632
Spring Valley Community Infrastructure Dist. No. 1, Assessment
Area Two, 6.25%, 9/1/53 (5) 4,700 5,002
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (5) 11,696 11,153
19,787
ILLINOIS  4.9%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  9,495 9,495
Chicago, Series A, GO, 5.00%, 1/1/39  1,025 1,052
Chicago, Series A, GO, 5.00%, 1/1/40  2,375 2,432
Chicago, Series A, GO, 5.50%, 1/1/35  3,165 3,352
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (8) 830 865
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (8) 900 937

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (11) 12,290 10,966
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (8)(12) 11,245 9,347
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (4) 4,275 4,671
Chicago, Works, Series A, GO, 5.50%, 1/1/40  2,530 2,711
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,130 2,238
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,095 2,191
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,694
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,482
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 2,992
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 2,060
Illinois, Series C, GO, 5.00%, 11/1/29  5,000 5,230
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (4) 1,385 1,387
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 7,899
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,388
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 5,411
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (5) 1,000 1,094
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (5) 1,000 1,085
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (5) 1,195 1,280
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 3,097
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,233
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 (Prerefunded
5/15/25) (7) 950 959
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50 (Prerefunded
5/15/25) (7) 2,575 2,598
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  2,115 2,130
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  3,955 3,971
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  910 926
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  630 641
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,175 2,195
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,192
Illinois Housing Dev. Auth., Series G, 5.00%, 10/1/46  1,380 1,437
Illinois Housing Dev. Auth., Series G, 6.25%, 10/1/52  1,170 1,264
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  595 621
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  8,285 8,586

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/30 (11) 3,040 2,474
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/33 (11) 46,130 33,385
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (11) 5,935 6,965
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (5) 2,800 2,819
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (5) 6,420 6,252
174,004
INDIANA  1.8%
East Chicago, USG Project, 5.50%, 9/1/28 (4) 1,405 1,367
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  8,655 9,146
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.75%, 3/1/54  6,845 7,431
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/39  400 436
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/44  2,500 2,669
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  5,160 5,322
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,458
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,712
Indiana Fin. Auth., Student Housing Project, Series A, 5.25%,
7/1/64  3,250 3,371
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,989
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(4)(13) 9,846 —
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53  7,490 8,149
Town of Shoals, National Gypsum, 7.25%, 11/1/43 (4) 3,915 3,923
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (4)(5) 1,480 1,514
Valparaiso, Pratt Paper, 5.00%, 1/1/54 (4)(5) 3,000 3,075
62,562
KANSAS  0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,032
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 929
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 941
2,902
KENTUCKY  1.9%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (4)(5) 1,945 1,932
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52 (4)(5) 6,270 6,263
Kenton County Airport Board, Series A, 5.25%, 1/1/49 (4) 825 884

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kenton County Airport Board, Series A, 5.25%, 1/1/54 (4) 2,500 2,679
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 2,141
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,513
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,745
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,366
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42  3,560 3,050
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,320 1,120
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,627
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 4,098
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,479
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,157
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 11,188
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,182
66,424
LOUISIANA  1.1%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (5) 1,900 1,935
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (5) 2,220 2,243
Louisiana Gasoline & Fuels Tax, Second Lien, Series A-1,
VRDN, 3.15%, 5/1/43  500 500
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (4) 7,475 8,217
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (4)(5) 3,500 3,818
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (7) 4,355 4,444
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (5) 1,310 1,323
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (5) 4,190 4,658
Saint James Parish, Nustar Logistics, Series 2, 6.35%,
7/1/40 (5) 4,235 4,683

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (5) 5,485 6,113
37,934
MARYLAND  5.2%
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33  2,175 2,177
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43  4,575 4,577
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,272
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 17,119
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,190 1,209
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,525
Maryland DOT, Series A, 5.25%, 8/1/54 (4)(6) 6,500 7,021
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  4,040 4,109
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/25  410 412
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (5) 1,900 1,914
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (5) 2,010 2,022
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  765 746
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/40  1,740 1,645
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,000 1,752
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (4) 41,675 43,580
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,884
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  825 829
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 819
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,250
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 829
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 852
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,135
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  5,430 5,578

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  16,365 16,634
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  475 485
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,205 1,229
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,425 1,453
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  1,270 1,294
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,190 1,211
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,401
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,944
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,434
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  1,370 1,405
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 370
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,685
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (5) 1,385 1,392
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (5) 1,980 1,987
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,208
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,611
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 800
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 296
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,455
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,695
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 5,087
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 401
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 400
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,380
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,450
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,645
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 903

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 2,249
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 6,187
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,886
183,833
MASSACHUSETTS  0.6%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P,
5.45%, 5/15/59 (6) 2,000 2,214
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (5) 1,200 1,224
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/60 (5) 1,100 1,113
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.625%, 7/15/36  480 481
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.75%, 7/15/43  2,600 2,603
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47 (5) 3,000 3,011
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (5) 5,290 5,286
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 2,081
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (4) 3,000 2,851
20,864
MICHIGAN  1.1%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/37  790 797
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/41  4,510 4,525
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/47  12,580 12,429
Detroit, GO, 5.00%, 4/1/29  570 600
Detroit, GO, 5.00%, 4/1/30  555 584
Detroit, GO, 5.00%, 4/1/31  595 623
Detroit, GO, 5.00%, 4/1/32  670 700
Detroit, GO, 5.00%, 4/1/33  950 991
Detroit, GO, 5.00%, 4/1/37  2,280 2,366
Detroit, GO, 5.00%, 4/1/38  1,110 1,150
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,691
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 955

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 2,156
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 904
Ivywood Classical Academy, Public School, 6.00%, 1/1/54  3,890 3,953
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  1,875 1,767
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  20,180 2,679
38,870
MINNESOTA  0.2%
Deephaven, Seven Hills Preparatory Academy, Series A,
6.125%, 6/15/61 (5) 4,500 4,589
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 571
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 403
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 342
5,905
MISSISSIPPI  0.0%
Mississippi Business Fin., Chevron USA Project, Series C,
VRDN, 3.22%, 11/1/35  580 580
580
MISSOURI  1.8%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,361
HEFA of Missouri, SSM Health, Series F, VRDN, 3.10%, 6/1/36  3,500 3,500
Kansas City IDA, Series A-1, 5.00%, 6/1/46 (5) 1,675 1,695
Kansas City IDA, Series A-1, 5.00%, 6/1/54 (5) 1,250 1,253
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,563
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,271
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,165 2,829
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,685 1,677
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,817
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 12,307
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30  790 791
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35  555 553
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45  1,345 1,265
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,587
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,680 1,621

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  550 521
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 1,989
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,600 2,217
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.125%, 6/1/46  3,815 3,844
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.375%, 6/1/43  11,595 11,773
Taney County IDA, 6.00%, 10/1/49 (5) 3,500 3,543
62,977
MONTANA  0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 517
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 5,043
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 5,137
10,697
NEBRASKA  0.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,208
1,208
NEVADA  0.5%
Las Vegas Redev. Agency, 5.00%, 6/15/30  325 330
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,585 3,625
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,290 6,342
Las Vegas Special Improvement Dist. No. 818, 5.00%,
12/1/44 (2) 935 962
Las Vegas Special Improvement Dist. No. 818, 5.00%,
12/1/49 (2) 1,115 1,137
Las Vegas Special Improvement Dist. No. 818, 5.00%,
12/1/54 (2) 1,200 1,217
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (5) 9,500 1,441
Reno-Tahoe Airport Auth., Int'l. Airport, Series A, 5.25%,
7/1/54 (4) 4,175 4,446
19,500
NEW HAMPSHIRE  0.8%
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  2,500 2,504
New Hampshire Business Fin. Auth., Zero Coupon, 12/1/34 (5) 21,875 11,677
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (4)(5) 3,245 2,827
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (5) 1,245 1,251
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (5) 690 694

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (5) 2,725 2,739
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 645
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 606
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,903
27,846
NEW JERSEY  2.3%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,494
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,650
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24 (14) 455 455
New Jersey Economic Dev. Auth., Barnabas Health, Series A,
Zero Coupon, 7/1/26 (11)(14) 1,980 1,887
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (5) 900 903
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (4) 2,125 2,133
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  3,880 3,869
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (4) 10,000 10,130
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,585 1,585
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 9,172
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  6,445 6,462
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (4) 990 990
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (4) 1,385 1,385
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/40  3,130 3,270
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (7) 1,340 1,572
New Jersey Transportation Trust Fund Auth., 5.50%, 6/15/50
(Prerefunded 12/15/32) (7) 1,875 2,233
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  790 794
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 733
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,122
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 2,049

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  11,870 10,387
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  1,275 1,405
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/35  5,000 5,405
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  5,250 5,868
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  5,000 5,149
Township of Franklin NJ, GO, 2.00%, 3/15/37  1,280 1,059
83,161
NEW YORK  4.8%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (5) 1,135 1,104
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (5) 1,260 1,164
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (5) 830 756
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (5) 460 469
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (4)
(5) 100 100
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (4)
(5) 9,890 9,897
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (1)(5) 425 425
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (1)(5) 550 538
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (1)(5) 1,980 1,848
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (5) 650 589
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (5) 13,110 12,984
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,205 5,631
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  6,375 7,083
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  5,000 4,146
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,620 4,833
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  21,735 6,189
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  8,610 8,084
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (1)(3)(5) 6,655 6,655

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (3) 13,414 2,027
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (8) 5,250 4,326
New York City Municipal Water Fin. Auth., Water & Sewer
System, Series BB1, 3.00%, 6/15/50  5,000 4,113
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 3.25%, 2/1/45  5,380 5,380
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/30 (5) 1,000 1,003
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/31 (5) 800 800
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/34 (5) 800 792
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/36 (5) 1,400 1,375
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (5) 5,040 5,044
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (5) 10,000 10,008
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  3,260 3,803
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.60%, 10/1/54 (2) 1,000 1,005
New York Transportation Dev., 5.25%, 6/30/60 (4)(8) 5,920 6,289
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (4) 12,445 12,461
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (4) 4,945 5,190
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (4) 3,005 3,124
New York Transportation Dev., JFK Airport, Series A, 5.50%,
12/31/60 (4) 9,905 10,667
New York Transportation Dev., JFK Airport Term, Series A,
STEP, 0.00%, 12/31/54 (4)(6) 1,925 1,290
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/39 (4) 1,955 2,075
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/40 (4) 1,290 1,364
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (4) 1,290 1,358
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/42 (4) 1,290 1,353
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (4) 1,615 1,693

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (4) 2,535 2,672
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/54 (4) 6,750 7,365
169,072
NORTH CAROLINA  1.9%
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 3.15%, 1/15/42  900 900
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 3.20%, 1/15/37  3,800 3,800
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,650
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (4)(8) 9,515 10,425
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,585 1,639
North Carolina Medical Care Commission, Series A, 5.50%,
9/1/54  1,325 1,356
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/49  600 617
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/54  1,340 1,369
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,801
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 3,620
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  2,180 1,894
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40  4,245 3,596
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45  3,525 2,856
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 734
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  865 817
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  770 688
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  765 668
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  3,980 3,478
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  730 731
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45  9,295 9,068

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37  1,225 1,233
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,510 4,568
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  6,845 6,890
66,398
OHIO  5.3%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  102,185 93,559
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,381
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  7,720 7,835
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,616
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,394
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  15,790 16,146
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 13,179
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  4,635 4,651
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  5,955 5,968
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,166
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,203
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,955
Ohio, Series A, 4.00%, 1/15/38  845 852
Ohio, Series A, 4.00%, 1/15/39  1,585 1,597
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (4)(5) 1,585 1,561
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%,
7/1/49 (4)(5) 16,000 15,917
Ohio Higher Ed. Fac. Commission, Cleveland Clinic,
Series B-4, VRDN, 3.10%, 1/1/43  6,300 6,300
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (5) 2,250 1,890
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,546
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,818
187,534
OKLAHOMA  1.4%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 5,596
Oklahoma County Fin. Auth., Astec Project, 6.25%, 6/15/54 (5) 1,825 1,908
Oklahoma County Fin. Auth., Astec Project, 6.50%, 6/15/64 (5) 1,400 1,478
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  6,094 4,776
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  1,254 71
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,555

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 9,261
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,610
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 11,194
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35 (4) 8,705 8,720
50,169
OREGON  0.2%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  395 403
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/37  395 400
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/47  1,110 1,110
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/52  1,190 1,170
Oregon State Fac. Auth., Legacy Health Project, Series A,
5.00%, 6/1/52  3,800 4,021
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 4.00%, 11/15/26  120 118
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/31  275 275
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/36  360 352
7,849
PENNSYLVANIA  4.7%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 258
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 285
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (5) 6,035 6,092
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (5) 2,750 2,797
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (5) 4,975 5,016
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (5) 7,540 7,607
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (5) 7,125 7,151
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2024, 5.00%, 5/1/42 (5) 2,590 2,655
Berks County Municipal Auth., Tower Health Project, STEP,
0.00%, 6/30/44  10,581 7,629
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,647
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,698

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (5) 3,140 3,024
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (5) 3,790 3,506
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (5) 3,330 3,053
Doylestown Hosp. Auth., 5.375%, 7/1/39 (5) 2,075 2,273
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/30 (Prerefunded 7/1/25) (7) 650 656
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/35 (Prerefunded 7/1/25) (7) 840 848
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/47 (Prerefunded 7/1/25) (7) 5,935 5,993
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 939
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 986
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 1,048
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 201
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 791
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., 5.00%, 9/1/43  3,995 4,138
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,769
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 5,116
Pennsylvania Economic DFA, 5.50%, 6/30/40 (4) 3,155 3,454
Pennsylvania Economic DFA, 5.50%, 6/30/41 (4) 1,840 2,006
Pennsylvania Economic DFA, 5.50%, 6/30/43 (4) 1,840 1,992
Pennsylvania Economic DFA, 5.75%, 6/30/48 (4) 10,865 11,837
Pennsylvania Economic DFA, 6.00%, 6/30/61 (4) 7,800 8,629
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (4)(5) 9,120 10,409
Pennsylvania Economic DFA, Covanta Project, 3.25%,
8/1/39 (4)(5) 3,265 2,746
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (4) 6,905 6,930
Pennsylvania HEFA, Thomas Jefferson Univ., Series D-1,
VRDN, 3.15%, 11/1/61  2,000 2,000
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M TSFR + 0.65%, 3.903%,
7/1/39 (6) 6,650 6,146
Pennsylvania Turnpike Commission, Series A, 4.00%,
12/1/49 (8) 10,000 9,991
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  4,565 5,032
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  3,955 4,075
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/30  790 812

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,504
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,681
165,420
PUERTO RICO  10.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (15) 26,494 16,360
Puerto Rico Commonwealth, GO, VR, 11/1/51 (15) 26,896 17,146
Puerto Rico Commonwealth, GO, VR, 11/1/51 (15) 21,394 11,419
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (5) 2,150 2,283
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37 (5) 1,105 1,157
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (5) 10,975 10,588
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47 (5) 2,030 1,909
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (5) 2,675 2,690
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (5) 2,740 2,861
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (5) 2,865 3,019
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (5) 10,000 10,601
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 9,495 9,944
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (5) 6,765 7,124
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (5) 18,445 19,015
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (5) 9,115 8,572
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25 (5) 2,780 2,796
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (5) 3,525 3,714
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (5) 13,520 14,163
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 5,727
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  10,975 10,931
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  8,948 8,846
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  11,792 11,568

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  6,748 6,493
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  668 676
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  9,406 9,841
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  18,721 20,867
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)
(16) 4,780 2,498
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)
(16) 95 50
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)
(16) 8,215 4,292
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(16) 1,145 598
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(16) 3,955 2,066
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/21 (1)(16) 1,605 843
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (1)(16) 135 71
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/26 (1)(16) 1,600 836
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (1)(16) 2,300 1,202
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (1)(16) 2,745 1,434
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)
(16) 470 247
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)
(16) 1,810 950
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)
(16) 610 319
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)
(16) 730 381
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)
(16) 95 50
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(16) 455 238
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(16) 390 205
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(16) 3,955 2,066
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)
(16) 165 86

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)
(16) 3,466 1,811
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)
(16) 790 413
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)
(16) 1,135 593
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)
(16) 110 58
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)
(16) 195 102
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)
(16) 1,960 1,029
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)
(16) 155 81
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)
(16) 1,460 766
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)
(16) 420 220
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)
(16) 169 89
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)
(16) 3,820 1,996
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  59 59
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  24,470 24,480
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  7,840 7,871
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  9,626 8,090
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 8,027
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  181,265 61,077
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  20,231 4,998
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,980 1,977
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,328
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,775 4,782
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  2,125 2,121
371,710

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
RHODE ISLAND  0.2%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(3) 9,960 3,884
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36  3,955 3,968
7,852
SOUTH CAROLINA  0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (1) 5,826 3,504
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (1) 25,626 7,744
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (1) 44,029 6,205
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (1) 3,113 1,403
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (1) 17,627 1,729
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (1) 1,749 77
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series B, VRDN, 3.15%, 5/1/48  1,850 1,850
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(3)(4)(5) 850 85
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(3)(4)(5) 5,035 504
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(3)(4)(5) 10,115 1,011
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29 (1)(3) 1,585 1,268
25,380
SOUTH DAKOTA  0.3%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,138
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,218
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,083
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,528
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,300 5,346
10,313
TENNESSEE  0.9%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase 1, 5.00%, 10/1/35  2,180 2,193
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (2)(4)(5) 3,800 3,848
Knox County Health Ed. & Housing Fac. Board, Tennessee
Univ. Project, Series B-1, 5.125%, 7/1/59 (10) 2,600 2,731
Metropolitan Government Nashville & Davidson County Health
& Ed. Fac. Board, 5.25%, 5/1/53  3,850 4,192
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (4) 2,680 2,904
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.25%, 6/1/56 (5) 1,500 1,537

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 395
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 888
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,481
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  9,435 9,620
30,789
TEXAS  7.2%
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/59 (5) 1,320 1,320
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 5.00%,
6/15/64 (5) 3,650 3,657
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 715
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,666
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,328
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,679
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,500
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,831
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 396
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 912
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,775
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,492
Austin Texas Airport System Revenue, 5.00%, 11/15/43 (4) 920 974
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (4) 3,935 4,238
Celina, Public Improvement, 4.50%, 9/1/31 (2)(5) 750 753
Celina, Public Improvement, 5.125%, 9/1/44 (2)(5) 1,500 1,514
Celina, Public Improvement, 5.50%, 9/1/54 (2)(5) 1,500 1,536
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 4.125%,
8/15/49  4,100 4,106
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%,
8/15/48  12,665 12,833
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31 (5) 255 213

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,275 1,055
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50 (5) 1,375 1,119
Corpus Christi, 6.125%, 9/15/44  1,000 1,019
Corpus Christi, 6.50%, 9/15/54  1,500 1,533
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  7,750 8,464
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,956
Friendswood, 7.00%, 9/15/54  2,750 2,784
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (4) 11,005 11,009
Gulf Coast IDA, ExxonMobil Project, VRDN, 3.25%, 11/1/41  250 250
Harris County Cultural Ed. Fac. Fin., Series C-1, TECP, 3.30%,
12/2/24  400 400
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/38  405 405
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43  415 415
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,329
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  1,000 979
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 819
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 814
Houston Airport System, Series B-1, 5.00%, 7/15/35 (4) 7,560 7,585
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/38 (2)(4) 4,300 4,651
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/39 (2)(4) 4,100 4,424
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (4) 1,620 1,545
Houston Airport System, United Airlines, Series B-1, 4.00%,
7/15/41 (4) 3,955 3,773
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,112
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,337
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,307
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 5,277
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,652
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (4)(5) 15,395 15,438
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 439
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 454
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 479
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 444

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,119
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,037
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,112
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,120
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A,
5.00%, 7/1/57  7,915 5,487
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series 2021B, VR, 2.00%, 11/15/61, (2.00% PIK) (1)(9) 5,689 2,097
New Hope Cultural Ed. Fac. Fin., Collegiate Housing Collage
Station, 5.00%, 4/1/46 (8) 12,385 12,387
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  4,630 4,633
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (7) 395 397
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (7) 1,205 1,212
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (7) 4,765 4,792
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 2,736
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 365
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 686
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 664
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 791
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 370
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 789
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 788
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,157
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 4,570
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/37 (Prerefunded 4/1/27) (7) 1,345 1,408
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/42 (Prerefunded 4/1/27) (7) 1,585 1,659
North Texas Tollway Auth., Series B, 3.00%, 1/1/51 (10) 7,445 5,968
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (4)(5) 900 769

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50 (4)(5) 1,980 1,437
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (4)(5) 2,645 2,465
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (4)(5) 6,255 5,435
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
5.25%, 1/1/54 (4)(5) 2,000 2,078
Seagoville, Santorini Public Improvement District Project,
6.00%, 9/15/44 (5) 1,020 1,040
Seagoville, Santorini Public Improvement District Project,
7.00%, 9/15/54 (5) 3,000 3,026
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, 5.25%, 11/15/47 (1)(13) 1,283 —
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (1)(13) 6,750 1
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54 (1)(3) 5,878 3,703
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  5,500 5,970
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (4) 3,000 3,069
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58 (4) 18,150 19,758
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  8,745 8,962
255,762
UTAH  1.7%
Black Desert Public Infrastructure Dist., Assessment Area 1,
5.625%, 12/1/53 (5) 6,325 6,523
Firefly Public Infrastructure Dist. No. 1, Series A-1, GO,
6.625%, 3/1/54 (5) 1,125 1,170
Firefly Public Infrastructure Dist. No. 1, Assessment Area No. 1,
5.625%, 12/1/43 (5) 3,900 4,061
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.00%, 6/1/44 (5) 500 507
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.20%, 6/1/54 (5) 1,175 1,195
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,667
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 3,499
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 2,278
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 6,490
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (4) 2,765 2,839
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (4) 14,605 15,274

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (5) 5,216 5,263
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (5) 10,115 9,919
60,685
VIRGINIA  3.1%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,574
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  1,050 998
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  5,960 6,172
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  1,250 1,251
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  3,000 2,957
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,180 3,181
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,889
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  4,945 4,947
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 3,380
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,416
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 807
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,075
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 6,075
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (5) 4,750 3,882
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (5) 1,090 1,048
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (5) 1,700 1,573
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/25 (5) 1,140 1,132
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (5) 3,750 3,562
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/35 (5) 1,000 906
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/45 (5) 2,460 2,011
Virginia HDA, Series H, 4.75%, 12/1/59 (2) 5,000 5,092
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/40 (4) 1,150 1,125

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41 (4) 2,455 2,383
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42 (4) 1,025 988
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (4) 10,000 9,291
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36 (4) 845 900
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37 (4) 1,875 1,996
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (4) 3,000 2,487
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (4) 3,080 3,080
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (4) 1,000 977
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project,
5.00%, 12/31/57 (4) 2,995 3,120
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (4) 8,705 8,797
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (4) 12,865 12,963
109,035
WASHINGTON  1.2%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,105
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/54  3,910 4,196
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (5) 830 720
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (5) 2,300 1,772
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (5) 920 688
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (5) 175 171
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (5) 225 226
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (5) 650 649
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (5) 1,660 1,544
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (5) 2,575 2,454
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (5) 5,330 4,953

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,865 4,032
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  6,335 6,850
Washington State Housing Fin. Commission, Social Certificate,
Series 1, VR, 4.221%, 3/20/50 (Prerefunded 3/20/40) (7) 3,722 3,644
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,239 1,134
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  2,842 2,667
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (5) 4,925 4,521
42,326
WEST VIRGINIA  0.3%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (5) 1,665 1,509
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (5) 1,150 1,132
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (5) 1,940 1,982
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (5) 1,940 1,984
Ohio County, Highlands Project, 5.25%, 6/1/44  1,000 1,052
Ohio County, Highlands Project, 5.25%, 6/1/53  1,250 1,296
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (4) 2,375 2,377
11,332
WISCONSIN  3.7%
PFA, 5.00%, 2/1/64  1,500 1,526
PFA, Series A, 5.00%, 12/15/44 (5) 690 701
PFA, Series A, 5.00%, 12/15/54 (5) 2,000 2,001
PFA, Series B, 9.75%, 9/1/54 (2)(5) 2,750 2,920
PFA, Celanese, Series B, 5.00%, 12/1/25 (4) 4,750 4,805
PFA, Celanese, Series C, 4.30%, 11/1/30 (4) 3,955 3,968
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,980
PFA, Challenge Foundation Academy, 6.625%, 7/1/43 (5) 1,000 1,049
PFA, Challenge Foundation Academy, 6.875%, 7/1/53 (5) 1,650 1,731
PFA, Challenge Foundation Academy, 7.00%, 7/1/58 (5) 1,850 1,940
PFA, CHF Manoa, Series A, 5.75%, 7/1/53 (5) 4,000 4,344
PFA, Church Home of Hartford, 5.00%, 9/1/30 (5) 630 630
PFA, Church Home of Hartford, 5.00%, 9/1/38 (5) 1,365 1,365
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (5) 585 570
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (5) 790 763
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (5) 3,650 3,323

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (5) 2,085 1,951
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (5) 535 556
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (5) 2,515 2,597
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (5) 1,670 1,676
PFA, Founders Academy of Las Vegas, Series A, 4.00%,
7/1/30 (5) 265 256
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/40 (5) 560 542
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/55 (5) 1,145 1,031
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43 (5) 325 342
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53 (5) 100 105
PFA, Founders Academy of Las Vegas, Series A, 6.75%,
7/1/58 (5) 375 396
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,885
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,447
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (5) 435 442
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (5) 965 968
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (5) 1,820 1,819
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 655
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,585
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,405
PFA, National Gypsum, 4.00%, 8/1/35 (4) 16,170 15,877
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (5) 4,520 3,040
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (3)(5) 2,090 1,046
PFA, Nolina & Sorella Projects, RAN, 5.50%, 12/15/32 (5) 4,325 4,311
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37 (5) 5,055 5,223
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (5) 5,055 5,000
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (4) 5,150 4,588
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (4) 12,930 10,762
PFA, Southminster, 5.00%, 10/1/43 (5) 1,780 1,793
PFA, Southminster, 5.00%, 10/1/48 (5) 1,585 1,585
PFA, Southminster, 5.00%, 10/1/53 (5) 4,560 4,489
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/51 (5) 2,190 1,867
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/61 (5) 1,215 993
PFA, Univ. of Hawai'i Foundation Project, Series B, 5.25%,
7/1/61 (5) 4,385 3,954
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
3.10%, 4/1/54  5,750 5,750
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 881
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,281

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Dickson Hollow Phase II Project, 6.125%,
10/1/59  1,625 1,684
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 604
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 575
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 463
133,040
Total Municipal Securities (Cost $3,682,616) 3,546,177
Total Investments in Securities  100.1%
(Cost $3,682,648) $ 3,546,246
Other Assets Less Liabilities (0.1)% (3,131)
Net Assets 100.0% $ 3,543,115
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) When-issued security
(3) Security is in default or has failed to make a scheduled interest and/or principal payment.
(4) Interest subject to alternative minimum tax.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $898,134 and represents 25.3% of net assets.
(6) Insured by Assured Guaranty Corporation
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by Assured Guaranty Municipal Corporation
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by Build America Mutual Assurance Company
(11) Insured by National Public Finance Guarantee Corporation
(12) Insured by Financial Guaranty Insurance Company
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Escrowed to maturity
(15) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(16) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Tax-Free High Yield Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 3,546,177 $ — $ 3,546,177
Common Stocks 69 — — 69
Total $ 69 $ 3,546,177 $ — $ 3,546,246

T. ROWE PRICE Tax-Free High Yield Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F59-054Q3 11/24